UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

877-6LM-FUND/656-3863

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Western Asset Total Return Unconstrained Fund
Class A [WAUAX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$105	1.02%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class A shares of Western Asset Total Return Unconstrained Fund returned 5.03%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 1.31% and 5.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Yield-curve positioning, as the Fund was short the belly of the curve for the majority of the period (through the first quarter of 2024) and 10-year yields rose more than shorter- and longer-dated yields where the Fund had long duration exposure

↑	Allocation to emerging market (EM) debt, driven by the Fund’s local currency sovereign exposure
↑	Investment-grade (IG) credit exposure as spreads tightened

Top detractors from performance:
↓	Duration exposure, as U.S. Treasury (UST) yields rose over the reporting period
↓	Developed market government exposure, driven by a short Japanese versus long U.S. rates position, as well as a strengthening U.S. dollar (USD)
↓	EM currency exposure, as the USD strengthened versus most currencies
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield curve exposure, which provided a positive impact on performance. Credit default swaps (CDS) on IG and high-yield indices, as well as options on CDS, were used to manage credit exposures and had a negative impact on performance, while currency derivatives used to manage currency exposure had a slightly negative impact on performance.
Western Asset Total Return Unconstrained Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	7809-ATSR-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,575 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class A (without sales charge)	5.03	-0.46	0.97
Class A (with sales charge)	1.12	-1.33	0.53
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
ICE BofA 3-Month U.S. Treasury Bill Index	5.45	2.12	1.47
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022,  reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$232,728,246
Total Number of Portfolio Holdings*	403
Total Management Fee Paid	$1,428,485
Portfolio Turnover Rate	133%
*	Does not include derivatives, except purchased option contracts, if any.
Western Asset Total Return Unconstrained Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	7809-ATSR-0724

WHAT DID THE FUND INVEST IN?  (as of May 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased option contracts, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective as of May 1, 2024, the Fund’s named portfolio management team consists of S. Kenneth Leech, Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki and Julien A. Scholnick.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Total Return Unconstrained Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	7809-ATSR-0724

Western Asset Total Return Unconstrained Fund
Class C [WAUCX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$179	1.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class C shares of Western Asset Total Return Unconstrained Fund returned 4.30%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 1.31% and 5.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Yield-curve positioning, as the Fund was short the belly of the curve for the majority of the period (through the first quarter of 2024) and 10-year yields rose more than shorter- and longer-dated yields where the Fund had long duration exposure

↑	Allocation to emerging market (EM) debt, driven by the Fund’s local currency sovereign exposure
↑	Investment-grade (IG) credit exposure as spreads tightened

Top detractors from performance:
↓	Duration exposure, as U.S. Treasury (UST) yields rose over the reporting period
↓	Developed market government exposure, driven by a short Japanese versus long U.S. rates position, as well as a strengthening U.S. dollar (USD)
↓	EM currency exposure, as the USD strengthened versus most currencies
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield curve exposure, which provided a positive impact on performance. Credit default swaps (CDS) on IG and high-yield indices, as well as options on CDS, were used to manage credit exposures and had a negative impact on performance, while currency derivatives used to manage currency exposure had a slightly negative impact on performance.
Western Asset Total Return Unconstrained Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	7808-ATSR-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class C (without sales charge)	4.30	-1.13	0.29
Class C (with sales charge)	3.30	-1.13	0.29
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
ICE BofA 3-Month U.S. Treasury Bill Index	5.45	2.12	1.47
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$232,728,246
Total Number of Portfolio Holdings*	403
Total Management Fee Paid	$1,428,485
Portfolio Turnover Rate	133%
*	Does not include derivatives, except purchased option contracts, if any.
Western Asset Total Return Unconstrained Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	7808-ATSR-0724

WHAT DID THE FUND INVEST IN?  (as of May 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased option contracts, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective as of May 1, 2024, the Fund’s named portfolio management team consists of S. Kenneth Leech, Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki and Julien A. Scholnick.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Total Return Unconstrained Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	7808-ATSR-0724

Western Asset Total Return Unconstrained Fund
Class FI [WARIX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$104	1.01%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class FI shares of Western Asset Total Return Unconstrained Fund returned 5.01%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 1.31% and 5.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Yield-curve positioning, as the Fund was short the belly of the curve for the majority of the period (through the first quarter of 2024) and 10-year yields rose more than shorter- and longer-dated yields where the Fund had long duration exposure

↑	Allocation to emerging market (EM) debt, driven by the Fund’s local currency sovereign exposure
↑	Investment-grade (IG) credit exposure as spreads tightened

Top detractors from performance:
↓	Duration exposure, as U.S. Treasury (UST) yields rose over the reporting period
↓	Developed market government exposure, driven by a short Japanese versus long U.S. rates position, as well as a strengthening U.S. dollar (USD)
↓	EM currency exposure, as the USD strengthened versus most currencies
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield curve exposure, which provided a positive impact on performance. Credit default swaps (CDS) on IG and high-yield indices, as well as options on CDS, were used to manage credit exposures and had a negative impact on performance, while currency derivatives used to manage currency exposure had a slightly negative impact on performance.
Western Asset Total Return Unconstrained Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	7556-ATSR-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class FI 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class FI (without sales charge)	5.01	-0.45	0.99
Class FI (with sales charge)	5.01	-0.45	0.99
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
ICE BofA 3-Month U.S. Treasury Bill Index	5.45	2.12	1.47
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$232,728,246
Total Number of Portfolio Holdings*	403
Total Management Fee Paid	$1,428,485
Portfolio Turnover Rate	133%
*	Does not include derivatives, except purchased option contracts, if any.
Western Asset Total Return Unconstrained Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	7556-ATSR-0724

WHAT DID THE FUND INVEST IN?  (as of May 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased option contracts, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective as of May 1, 2024, the Fund’s named portfolio management team consists of S. Kenneth Leech, Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki and Julien A. Scholnick.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Total Return Unconstrained Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	7556-ATSR-0724

Western Asset Total Return Unconstrained Fund
Class I [WAARX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$76	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class I shares of Western Asset Total Return Unconstrained Fund returned 5.33%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 1.31% and 5.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Yield-curve positioning, as the Fund was short the belly of the curve for the majority of the period (through the first quarter of 2024) and 10-year yields rose more than shorter- and longer-dated yields where the Fund had long duration exposure

↑	Allocation to emerging market (EM) debt, driven by the Fund’s local currency sovereign exposure
↑	Investment-grade (IG) credit exposure as spreads tightened

Top detractors from performance:
↓	Duration exposure, as U.S. Treasury (UST) yields rose over the reporting period
↓	Developed market government exposure, driven by a short Japanese versus long U.S. rates position, as well as a strengthening U.S. dollar (USD)
↓	EM currency exposure, as the USD strengthened versus most currencies
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield curve exposure, which provided a positive impact on performance. Credit default swaps (CDS) on IG and high-yield indices, as well as options on CDS, were used to manage credit exposures and had a negative impact on performance, while currency derivatives used to manage currency exposure had a slightly negative impact on performance.
Western Asset Total Return Unconstrained Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	7555-ATSR-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class I (without sales charge)	5.33	-0.13	1.30
Class I (with sales charge)	5.33	-0.13	1.30
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
ICE BofA 3-Month U.S. Treasury Bill Index	5.45	2.12	1.47
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$232,728,246
Total Number of Portfolio Holdings*	403
Total Management Fee Paid	$1,428,485
Portfolio Turnover Rate	133%
*	Does not include derivatives, except purchased option contracts, if any.
Western Asset Total Return Unconstrained Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	7555-ATSR-0724

WHAT DID THE FUND INVEST IN?  (as of May 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased option contracts, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective as of May 1, 2024, the Fund’s named portfolio management team consists of S. Kenneth Leech, Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki and Julien A. Scholnick.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Total Return Unconstrained Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	7555-ATSR-0724

Western Asset Total Return Unconstrained Fund
Class IS [WAASX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$66	0.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class IS shares of Western Asset Total Return Unconstrained Fund returned 5.46%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 1.31% and 5.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Yield-curve positioning, as the Fund was short the belly of the curve for the majority of the period (through the first quarter of 2024) and 10-year yields rose more than shorter- and longer-dated yields where the Fund had long duration exposure

↑	Allocation to emerging market (EM) debt, driven by the Fund’s local currency sovereign exposure
↑	Investment-grade (IG) credit exposure as spreads tightened

Top detractors from performance:
↓	Duration exposure, as U.S. Treasury (UST) yields rose over the reporting period
↓	Developed market government exposure, driven by a short Japanese versus long U.S. rates position, as well as a strengthening U.S. dollar (USD)
↓	EM currency exposure, as the USD strengthened versus most currencies
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield curve exposure, which provided a positive impact on performance. Credit default swaps (CDS) on IG and high-yield indices, as well as options on CDS, were used to manage credit exposures and had a negative impact on performance, while currency derivatives used to manage currency exposure had a slightly negative impact on performance.
Western Asset Total Return Unconstrained Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	7273-ATSR-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class IS (without sales charge)	5.46	-0.03	1.39
Class IS (with sales charge)	5.46	-0.03	1.39
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
ICE BofA 3-Month U.S. Treasury Bill Index	5.45	2.12	1.47
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$232,728,246
Total Number of Portfolio Holdings*	403
Total Management Fee Paid	$1,428,485
Portfolio Turnover Rate	133%
*	Does not include derivatives, except purchased option contracts, if any.
Western Asset Total Return Unconstrained Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	7273-ATSR-0724

WHAT DID THE FUND INVEST IN?  (as of May 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased option contracts, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective as of May 1, 2024, the Fund’s named portfolio management team consists of S. Kenneth Leech, Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki and Julien A. Scholnick.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Total Return Unconstrained Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	7273-ATSR-0724

Western Asset Total Return Unconstrained Fund
Class R [WAURX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$137	1.34%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class R shares of Western Asset Total Return Unconstrained Fund returned 4.60%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 1.31% and 5.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Yield-curve positioning, as the Fund was short the belly of the curve for the majority of the period (through the first quarter of 2024) and 10-year yields rose more than shorter- and longer-dated yields where the Fund had long duration exposure

↑	Allocation to emerging market (EM) debt, driven by the Fund’s local currency sovereign exposure
↑	Investment-grade (IG) credit exposure as spreads tightened

Top detractors from performance:
↓	Duration exposure, as U.S. Treasury (UST) yields rose over the reporting period
↓	Developed market government exposure, driven by a short Japanese versus long U.S. rates position, as well as a strengthening U.S. dollar (USD)
↓	EM currency exposure, as the USD strengthened versus most currencies
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield curve exposure, which provided a positive impact on performance. Credit default swaps (CDS) on IG and high-yield indices, as well as options on CDS, were used to manage credit exposures and had a negative impact on performance, while currency derivatives used to manage currency exposure had a slightly negative impact on performance.
Western Asset Total Return Unconstrained Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	7807-ATSR-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class R (without sales charge)	4.60	-0.70	0.74
Class R (with sales charge)	4.60	-0.70	0.74
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
ICE BofA 3-Month U.S. Treasury Bill Index	5.45	2.12	1.47
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$232,728,246
Total Number of Portfolio Holdings*	403
Total Management Fee Paid	$1,428,485
Portfolio Turnover Rate	133%
*	Does not include derivatives, except purchased option contracts, if any.
Western Asset Total Return Unconstrained Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	7807-ATSR-0724

WHAT DID THE FUND INVEST IN?  (as of May 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased option contracts, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective as of May 1, 2024, the Fund’s named portfolio management team consists of S. Kenneth Leech, Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki and Julien A. Scholnick.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Total Return Unconstrained Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	7807-ATSR-0724

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that Mr. Robert Abeles, Jr., possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial expert,” and have designated Mr. Abeles as the Audit Committee’s financial expert. Mr. Abeles is an “independent” Director pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending May 31, 2023 and May 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $169,204 in May 31, 2023 and in $169,204 in May 31, 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in May 31, 2023 and $0 in May 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,000 in May 31, 2023 and $30,000 in May 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate other fees billed in the Reporting Periods for products and services provided by the Auditor were $0 in May 31, 2023 and $0 in May 31, 2024, other than the services reported in paragraphs (a) through (c) for the Item for the Western Asset Funds, Inc.

All Other Fees. There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Western Asset Funds, Inc. requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Western Asset Funds, Inc., FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Western Asset Funds, Inc. during the reporting period were $350,359 in May 31, 2023 and $342,635 in May 31, 2024.

(h) Yes. Western Asset Funds, Inc.’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Western Asset Funds, Inc. or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Total Return Unconstrained Fund
Financial Statements and Other Important Information
Annual  | May 31, 2024

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
May 31, 2024
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Mortgage-Backed Securities — 44.4%
FHLMC — 3.7%
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/40- 5/1/42	3,704,855	$3,066,363
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/42- 1/1/52	2,095,163	1,755,261
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/47- 12/1/52	1,027,579	969,639
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/52	804,146	710,782
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	9/1/52- 8/1/53	1,094,468	1,080,289
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	1/1/53- 4/1/53	553,289	537,200
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	2/1/53- 2/1/54	274,296	281,050
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	3/1/53- 4/1/54	279,371	280,963
Total FHLMC				8,681,547
FNMA — 23.4%
Federal National Mortgage Association (FNMA)	2.000%	10/1/40- 8/1/42	4,785,683	3,979,138
Federal National Mortgage Association (FNMA)	2.500%	11/1/41- 5/1/42	2,599,028	2,220,496
Federal National Mortgage Association (FNMA)	1.500%	3/1/42	291,901	233,870
Federal National Mortgage Association (FNMA)	3.000%	4/1/42- 5/1/42	2,159,872	1,890,413
Federal National Mortgage Association (FNMA)	4.000%	4/1/44	269,508	250,625
Federal National Mortgage Association (FNMA)	4.500%	7/1/49- 8/1/58	941,532	887,537
Federal National Mortgage Association (FNMA)	2.500%	3/1/52- 5/1/52	370,993	302,561 (a)
Federal National Mortgage Association (FNMA)	5.000%	6/1/52- 2/1/53	858,333	832,087
Federal National Mortgage Association (FNMA)	6.000%	4/1/53- 3/1/54	387,086	389,223
Federal National Mortgage Association (FNMA)	5.500%	5/1/53	96,118	95,373
Federal National Mortgage Association (FNMA)	2.000%	6/1/54	4,500,000	3,472,323 (b)
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	2.500%	6/1/54	11,200,000	$9,044,931 (b)
Federal National Mortgage Association (FNMA)	3.000%	6/1/54	8,800,000	7,400,852 (b)
Federal National Mortgage Association (FNMA)	3.500%	6/1/54	3,000,000	2,630,568 (b)
Federal National Mortgage Association (FNMA)	4.000%	6/1/54	2,400,000	2,178,261 (b)
Federal National Mortgage Association (FNMA)	4.500%	6/1/54	3,100,000	2,903,144 (b)
Federal National Mortgage Association (FNMA)	5.000%	6/1/54	3,700,000	3,561,328 (b)
Federal National Mortgage Association (FNMA)	5.500%	6/1/54	2,600,000	2,558,231 (b)
Federal National Mortgage Association (FNMA)	6.000%	6/1/54	3,600,000	3,605,507 (b)
Federal National Mortgage Association (FNMA)	6.500%	6/1/54	5,800,000	5,895,862 (b)
Total FNMA				54,332,330
GNMA — 17.3%
Government National Mortgage Association (GNMA)	3.000%	10/15/42- 11/15/42	218,203	191,588
Government National Mortgage Association (GNMA)	4.000%	3/15/50	31,485	29,177
Government National Mortgage Association (GNMA)	3.500%	5/15/50	38,348	34,927
Government National Mortgage Association (GNMA) II	4.500%	4/20/41- 9/20/52	1,176,303	1,120,535
Government National Mortgage Association (GNMA) II	4.000%	3/20/48- 5/20/52	795,642	739,555
Government National Mortgage Association (GNMA) II	5.000%	5/20/48- 6/20/53	2,039,237	1,986,235
Government National Mortgage Association (GNMA) II	3.500%	10/20/49- 2/20/50	88,270	78,836
Government National Mortgage Association (GNMA) II	3.000%	1/20/50	233,643	202,398
Government National Mortgage Association (GNMA) II	2.000%	10/20/50	509,995	409,268
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 10/20/51	1,290,100	1,070,650
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	5.500%	1/20/53	721,757	$716,667
Government National Mortgage Association (GNMA) II	6.000%	1/20/54	779,339	794,717
Government National Mortgage Association (GNMA) II	2.000%	6/20/54	4,800,000	3,848,561 (b)
Government National Mortgage Association (GNMA) II	2.500%	6/20/54	400,000	333,471 (b)
Government National Mortgage Association (GNMA) II	3.000%	6/20/54	3,100,000	2,678,321 (b)
Government National Mortgage Association (GNMA) II	3.500%	6/20/54	2,300,000	2,052,706 (b)
Government National Mortgage Association (GNMA) II	4.000%	6/20/54	900,000	827,395 (b)
Government National Mortgage Association (GNMA) II	4.500%	6/20/54	5,700,000	5,389,930 (b)
Government National Mortgage Association (GNMA) II	5.000%	6/20/54	10,500,000	10,192,124 (b)
Government National Mortgage Association (GNMA) II	5.500%	6/20/54	5,900,000	5,853,283 (b)
Government National Mortgage Association (GNMA) II	6.000%	6/20/54	1,200,000	1,207,535 (b)
Government National Mortgage Association (GNMA) II	6.500%	6/20/54	600,000	609,125 (b)
Total GNMA				40,367,004

Total Mortgage-Backed Securities (Cost — $104,050,945)				103,380,881
Corporate Bonds & Notes — 18.5%
Communication Services — 1.9%
Entertainment — 0.4%
Netflix Inc., Senior Notes	3.875%	11/15/29	840,000 EUR	917,275 (c)
Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	1,450,000	1,081,540 (d)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	140,000	121,218
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	375,000	293,466
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	380,000	303,317 (d)
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Media — continued
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	320,000	$223,543 (d)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	10,000	9,488
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	500,000	507,514
Total Media				2,540,086
Wireless Telecommunication Services — 0.4%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	600,000	422,024 (d)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	680,000	416,626 (d)
Total Wireless Telecommunication Services				838,650

Total Communication Services				4,296,011
Consumer Discretionary — 2.7%
Automobiles — 0.9%
Ford Motor Co., Senior Notes	3.250%	2/12/32	650,000	534,592
Ford Motor Co., Senior Notes	6.100%	8/19/32	210,000	209,532
Ford Motor Credit Co. LLC, Senior Notes	2.300%	2/10/25	660,000	643,828
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	340,000	290,616
General Motors Co., Senior Notes	5.600%	10/15/32	70,000	69,640
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	380,000	368,177 (d)
Total Automobiles				2,116,385
Broadline Retail — 0.3%
Prosus NV, Senior Notes	3.061%	7/13/31	910,000	738,722 (d)
Hotels, Restaurants & Leisure — 1.5%
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	40,000	40,457 (d)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	30,000	29,684 (d)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	590,000	536,344
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	380,000	397,281 (d)
Sands China Ltd., Senior Notes	5.125%	8/8/25	740,000	734,876
Sands China Ltd., Senior Notes	2.300%	3/8/27	500,000	455,550
Sands China Ltd., Senior Notes	5.400%	8/8/28	590,000	580,892
Sands China Ltd., Senior Notes	2.850%	3/8/29	330,000	289,850
Sands China Ltd., Senior Notes	3.250%	8/8/31	200,000	168,204
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	120,000	123,290 (d)
Total Hotels, Restaurants & Leisure				3,356,428

Total Consumer Discretionary				6,211,535
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Energy — 4.3%
Oil, Gas & Consumable Fuels — 4.3%
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	350,000	$315,667
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	280,000	237,485
Continental Resources Inc., Senior Notes	2.268%	11/15/26	210,000	194,592 (d)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	630,000	621,054 (d)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	230,000	219,059
Devon Energy Corp., Senior Notes	5.250%	10/15/27	26,000	25,860
Devon Energy Corp., Senior Notes	5.875%	6/15/28	26,000	26,078
Devon Energy Corp., Senior Notes	4.500%	1/15/30	84,000	80,456
Devon Energy Corp., Senior Notes	5.600%	7/15/41	95,000	89,401
Devon Energy Corp., Senior Notes	4.750%	5/15/42	160,000	135,616
Ecopetrol SA, Senior Notes	5.375%	6/26/26	70,000	68,631
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,180,000	848,230
Energy Transfer LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.290%)	9.612%	6/17/24	1,930,000	1,923,445 (e)(f)
Energy Transfer LP, Senior Notes	5.000%	5/15/50	170,000	144,406
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	130,000	120,962 (f)
EQT Corp., Senior Notes	6.125%	2/1/25	64,000	64,107
EQT Corp., Senior Notes	3.900%	10/1/27	620,000	591,626
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	550,000	531,275 (d)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	530,000	487,326 (d)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	70,000	67,480 (d)
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	230,000	235,123 (d)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	560,000	494,410
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	120,000	115,510
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	320,000	290,248
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	1,180,000	1,093,834
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	190,000	170,706
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	410,000	355,974
YPF SA, Senior Secured Notes	9.000%	2/12/26	459,011	463,526 (d)

Total Energy				10,012,087
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 4.9%
Banks — 3.7%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	600,000	$576,223 (f)
Bank of America Corp., Senior Notes (2.551% to 2/4/27 then SOFR + 1.050%)	2.551%	2/4/28	820,000	762,540 (f)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	290,000	244,490 (f)
BNP Paribas SA, Senior Notes (2.871% to 4/19/31 then 3 mo. Term SOFR + 1.387%)	2.871%	4/19/32	1,130,000	951,015 (d)(f)
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	2,200,000 EUR	2,346,159 (c)(e)(f)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	450,000	428,334 (d)(f)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	820,000	837,919 (d)(e)(f)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	520,000	502,008 (d)(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.500% to 9/27/28 then U.K Government Bonds 5 Year Note Generic Bid Yield + 5.143%)	8.500%	3/27/28	1,100,000 GBP	1,427,249 (e)(f)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	470,000	466,986
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	140,000	120,774 (f)
Total Banks				8,663,697
Capital Markets — 0.5%
Credit Suisse AG AT1 Claim	—	—	1,680,000	50,400 *(g)(h)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	1,190,000	1,014,490 (d)(f)
Total Capital Markets				1,064,890
Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	640,000	545,390
Vanguard Group Inc.	3.050%	8/22/50	1,000,000	612,468
Total Financial Services				1,157,858
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — 0.2%
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	450,000	$454,168

Total Financials				11,340,613
Health Care — 1.2%
Health Care Providers & Services — 0.5%
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	29,813	29,715
Dignity Health, Secured Notes	5.267%	11/1/64	690,000	633,340
Humana Inc., Senior Notes	8.150%	6/15/38	430,000	510,963
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	40,000	42,849 (d)
Total Health Care Providers & Services				1,216,867
Pharmaceuticals — 0.7%
Teva Pharmaceutical Finance Netherlands II BV, Senior Notes	7.375%	9/15/29	600,000 EUR	721,049
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,000,000	936,286
Total Pharmaceuticals				1,657,335

Total Health Care				2,874,202
Industrials — 1.6%
Aerospace & Defense — 0.1%
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	250,000	256,741 (d)
Building Products — 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	30,000	26,225 (d)
Commercial Services & Supplies — 0.1%
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	160,000	163,403 (d)
Passenger Airlines — 0.8%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	110,000	113,526 (d)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	178,500	176,542 (d)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	390,000	293,140 (d)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,460,000	1,350,618 (d)
Total Passenger Airlines				1,933,826
Trading Companies & Distributors — 0.6%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,540,000	1,382,429 (d)

Total Industrials				3,762,624
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Information Technology — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
Micron Technology Inc., Senior Notes	5.300%	1/15/31	280,000	$278,375

Materials — 1.1%
Chemicals — 0.3%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	810,000	719,718 (c)
Metals & Mining — 0.8%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	540,000	536,289 (d)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	290,000	277,276 (d)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	400,000	376,804
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	690,000	729,985
Total Metals & Mining				1,920,354

Total Materials				2,640,072
Utilities — 0.7%
Electric Utilities — 0.7%
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	6/8/25	800,000	792,901
Pacific Gas and Electric Co., First Mortgage Bonds	3.000%	6/15/28	330,000	301,031
Trans-Allegheny Interstate Line Co., Senior Notes	3.850%	6/1/25	550,000	539,903 (d)

Total Utilities				1,633,835
Total Corporate Bonds & Notes (Cost — $45,806,431)				43,049,354
U.S. Government & Agency Obligations — 15.2%
U.S. Government Obligations — 15.2%
U.S. Treasury Bonds	3.625%	8/15/43	570,000	490,066
U.S. Treasury Bonds	3.750%	11/15/43	5,600,000	4,896,938 (i)
U.S. Treasury Bonds	2.875%	5/15/49	260,000	189,516
U.S. Treasury Bonds	4.750%	11/15/53	2,870,000	2,924,709
U.S. Treasury Notes	4.500%	9/30/28	390,000	391,105
U.S. Treasury Notes	3.750%	12/31/28	15,810,000	15,305,130 (j)
U.S. Treasury Notes	3.875%	7/31/30	7,350,000	7,149,885
U.S. Treasury Notes	4.000%	1/31/31	2,180,000	2,117,410
U.S. Treasury Notes	3.875%	8/15/33	2,120,000	2,020,749

Total U.S. Government & Agency Obligations (Cost — $37,311,650)				35,485,508
Collateralized Mortgage Obligations(k) — 14.5%
280 Park Avenue Mortgage Trust, 2017- 280P D (1 mo. Term SOFR + 1.836%)	7.156%	9/15/34	590,000	552,646 (d)(f)
BANK, 2018-BN15 B	4.662%	11/15/61	1,050,000	987,839 (f)
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
BANK, 2022-BNK39 A4	2.928%	2/15/55	240,000	$203,512 (f)
Bear Stearns Mortgage Funding Trust, 2007-AR1 1A1 (1 mo. Term SOFR + 0.274%)	5.599%	1/25/37	982,326	824,400 (f)
Benchmark Mortgage Trust, 2023-V3 A3	6.363%	7/15/56	230,000	236,775 (f)
BX Commercial Mortgage Trust, 2021-VOLT G (1 mo. Term SOFR + 2.964%)	8.281%	9/15/36	850,000	838,779 (d)(f)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	9.321%	10/15/38	776,023	765,577 (d)(f)
BX Commercial Mortgage Trust, 2023-VLT2 A (1 mo. Term SOFR + 2.281%)	7.598%	6/15/40	160,000	159,915 (d)(f)
BX Trust, 2018-GWMZ MC (1 mo. Term SOFR + 5.785%)	11.102%	5/15/37	1,170,000	1,163,594 (d)(f)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	8.574%	10/15/36	1,030,000	994,939 (d)(f)
BX Trust, 2021-SDMF F (1 mo. Term SOFR + 2.051%)	7.368%	9/15/34	824,957	797,566 (d)(f)
CD Mortgage Trust, 2017-CD5 A4	3.431%	8/15/50	340,000	316,809
CENT Trust, 2023-CITY A (1 mo. Term SOFR + 2.620%)	7.937%	9/15/38	730,000	737,042 (d)(f)
CHL Mortgage Pass-Through Trust, 2001- HYB1 1A1	5.263%	6/19/31	2,852	2,773 (f)
CHL Mortgage Pass-Through Trust, 2003-60 1A1	6.116%	2/25/34	6,269	5,983 (f)
Citigroup Commercial Mortgage Trust, 2016-C1 A4	3.209%	5/10/49	150,000	143,332
Citigroup Commercial Mortgage Trust, 2017-C4 A4	3.471%	10/12/50	170,000	159,482
Citigroup Commercial Mortgage Trust, 2023-SMRT A	5.820%	10/12/40	330,000	332,079 (d)(f)
Citigroup Mortgage Loan Trust, 2005-9 1A1 (1 mo. Term SOFR + 0.374%)	5.699%	11/25/35	80,147	65,032 (f)
Countrywide Alternative Loan Trust, 2005- 28CB 2A3	5.750%	8/25/35	735,947	477,144
Countrywide Alternative Loan Trust, 2005- 52CB 1A2, IO (-1.000 x 1 mo. Term SOFR + 4.986%, 0.000% floor)	0.000%	11/25/35	3,002,840	99,580 (f)
Countrywide Alternative Loan Trust, 2005-76 3A1 (1 mo. Term SOFR + 0.634%)	5.959%	1/25/46	63,123	54,224 (f)
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Countrywide Alternative Loan Trust, 2006- 4CB 1A4, IO (-1.000 x 1 mo. Term SOFR + 5.186%, 0.000% floor)	0.000%	4/25/36	5,426,151	$246,328 (f)
Countrywide Alternative Loan Trust, 2006- 8T1 1A2, IO (-1.000 x 1 mo. Term SOFR + 5.386%)	0.061%	4/25/36	3,386,026	238,138 (f)
Countrywide Alternative Loan Trust, 2006- 21CB A6, IO (-1.000 x 1 mo. Term SOFR + 5.486%)	0.161%	7/25/36	1,436,721	92,424 (f)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	1,300,000	470,438 (d)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	12.794%	7/15/32	1,229,000	1,091,332 (d)(f)
CSMC Trust, 2021-RPL1 A2	6.937%	9/27/60	881,780	838,015 (d)
CSMC Trust, 2022-7R 1A1 (30 Day Average SOFR + 4.500%)	9.824%	10/25/66	989,117	949,807 (d)(f)
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/12/40	600,000	613,778 (d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. Term SOFR + 0.564%)	5.889%	6/25/34	2,600	2,339 (f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K104 XAM, IO	1.386%	1/25/30	3,000,000	199,456 (f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K124 X1, IO	0.718%	12/25/30	13,424,293	499,594 (f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K150 X1, IO	0.310%	9/25/32	8,496,559	200,777 (f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K514 X1, IO	0.964%	12/25/28	4,899,635	188,334 (f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	606,930	597,895 (d)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	2,120,000	1,973,777 (d)(f)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	9.538%	7/25/39	1,470,131	1,541,764 (d)(f)
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	22,048	$23,415
First Horizon Alternative Mortgage Securities Trust, 2005-AA12 1A1	5.569%	2/25/36	33,150	25,030 (f)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	2,072,820	21 (f)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.108%	2/16/53	1,189,186	4,006 (f)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.154%	2/16/48	170,982	571 (f)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.627%	9/16/55	906,444	22,267 (f)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.140%	1/16/55	29,657,497	130,893 (f)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.632%	10/16/58	2,825,568	101,633 (f)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.582%	7/16/58	435,648	11,154 (f)
GS Mortgage Securities Trust, 2015-GC30 D	3.384%	5/10/50	1,000,000	822,437
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. Term SOFR + 0.294%)	5.615%	11/19/46	65,972	43,739 (f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. Term SOFR + 8.622%)	13.939%	6/15/35	10,150,000	1,015 (d)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. Term SOFR + 4.864%)	10.181%	12/15/36	2,079,000	43,659 (d)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. Term SOFR + 7.364%)	12.681%	12/15/36	2,173,000	10,865 (d)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-HTL5 F (1 mo. Term SOFR + 4.379%)	9.696%	11/15/38	640,000	624,339 (d)(f)
Legacy Mortgage Asset Trust, 2021-GS2 A2, Step bond (6.500% to 4/25/25 then 7.500%)	6.500%	4/25/61	1,200,000	1,131,857 (d)
Lehman XS Trust, 2006-16N A4B (1 mo. Term SOFR + 0.594%)	5.919%	11/25/46	8,155	9,728 (f)
Lehman XS Trust, 2006-GP3 2A2 (1 mo. Term SOFR + 0.554%)	5.879%	6/25/46	10,705	24,149 (f)
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Med Trust, 2021-MDLN E (1 mo. Term SOFR + 3.264%)	8.581%	11/15/38	1,522,692	$1,525,335 (d)(f)
Merrill Lynch Mortgage Investors Trust, 2004-A3 4A3	5.952%	5/25/34	21,638	18,388 (f)
Morgan Stanley Capital Trust, 2019-H7 A4	3.261%	7/15/52	178,000	160,990
Morgan Stanley Capital Trust, 2021-L7 XA, IO	1.090%	10/15/54	6,343,848	321,218 (f)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV2 A1	6.500%	2/25/54	470,431	473,228 (d)(f)
MSWF Commercial Mortgage Trust, 2023-1 A4	5.472%	5/15/56	160,000	160,704
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/36	2,862,000	1,754,574 (d)(f)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2006-AF2 4A	6.707%	8/25/36	55,585	53,359 (f)
PRKCM Trust, 2022-AFC1 A1A	4.100%	4/25/57	572,049	545,826 (d)(f)
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x 1 mo. Term SOFR + 5.436%)	0.111%	2/25/36	8,170,276	487,625 (f)
SMR Mortgage Trust, 2022-IND F (1 mo. Term SOFR + 6.000%)	11.317%	2/15/39	640,130	595,923 (d)(f)
Starwood Retail Property Trust, 2014-STAR E	8.500%	11/15/27	7,530,000	35,624 (d)(f)
Structured Adjustable Rate Mortgage Loan Trust, 2004-4 3A2	6.816%	4/25/34	8,606	8,521 (f)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	1,840,000	1,418,031 (d)(f)
UBS Commercial Mortgage Trust, 2017-C7 A3	3.418%	12/15/50	423,589	398,930
Verus Securitization Trust, 2022-6 A3	4.910%	6/25/67	1,259,746	1,219,696 (d)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	6.115%	2/25/46	1,164,827	994,676 (f)
Wells Fargo Commercial Mortgage Trust, 2022-ONL F	4.928%	12/15/39	1,190,000	932,007 (d)(f)

Total Collateralized Mortgage Obligations (Cost — $60,856,447)				33,798,651
Asset-Backed Securities — 12.4%
AB BSL CLO Ltd., 2021-3A D (3 mo. Term SOFR + 3.462%)	8.786%	10/20/34	300,000	301,624 (d)(f)
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	1.364%	7/1/39	100,000	79,207 (f)
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
AIMCO CLO Ltd., 2024-22A D (3 mo. Term SOFR + 3.400%)	8.727%	4/19/37	370,000	$369,958 (d)(f)
ALM Ltd., 2020-1A D (3 mo. Term SOFR + 6.262%)	11.590%	10/15/29	560,000	560,320 (d)(f)
AMMC CLO Ltd., 2020-23A D1R2 (3 mo. Term SOFR + 3.700%)	9.025%	4/17/35	280,000	280,003 (d)(f)
AMMC CLO Ltd., 2024-28A E (3 mo. Term SOFR + 6.700%)	12.043%	7/20/37	160,000	160,000 (a)(d)(f)
AMMC CLO Ltd., 2024-30A D (3 mo. Term SOFR + 4.500%)	9.791%	1/15/37	140,000	141,171 (d)(f)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. Term SOFR + 1.149%)	6.474%	7/25/32	7,297	7,520 (f)
Apex Credit CLO Ltd., 2020-1A DRR (3 mo. Term SOFR + 4.320%)	9.663%	4/20/35	280,000	280,000 (a)(d)(f)
Barings CLO Ltd., 2015-2A DR (3 mo. Term SOFR + 3.212%)	8.536%	10/20/30	250,000	250,371 (d)(f)
Barings CLO Ltd., 2018-2A B (3 mo. Term SOFR + 2.162%)	7.490%	4/15/30	2,480,000	2,492,329 (d)(f)
Birch Grove CLO Ltd., 19A D1RR (3 mo. Term SOFR + 3.850%)	9.172%	7/17/37	240,000	240,000 (d)(f)(g)(h)
Bristol Park CLO Ltd., 2016-1A DR (3 mo. Term SOFR + 3.212%)	8.540%	4/15/29	1,670,000	1,665,067 (d)(f)
BRSP Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.264%)	6.585%	8/19/38	1,159,547	1,145,764 (d)(f)
Carlyle Global Market Strategies CLO Ltd., 2015-1A DR3 (3 mo. Term SOFR + 3.212%)	8.536%	7/20/31	250,000	251,750 (d)(f)
Carlyle US CLO Ltd., 2022-3A CR (3 mo. Term SOFR + 2.550%)	7.875%	4/20/37	340,000	345,997 (d)(f)
CIFC Funding Ltd., 2015-1A CRR (3 mo. Term SOFR + 2.162%)	7.486%	1/22/31	400,000	401,598 (d)(f)
Clover CLO LLC, 2018-1A D1RR (3 mo. Term SOFR + 3.450%)	8.774%	4/20/37	340,000	339,972 (d)(f)
Cook Park CLO Ltd., 2018-1A D (3 mo. Term SOFR + 2.862%)	8.179%	4/17/30	840,000	839,496 (d)(f)
Countrywide Home Equity Loan Trust, 2007-A A (1 mo. Term SOFR + 0.234%)	5.551%	4/15/37	548,085	505,025 (f)
Dividend Solar Loans LLC, 2018-1 C	5.140%	7/20/38	2,027,575	1,770,678 (d)
Dryden CLO Ltd., 2021-87A D (3 mo. Term SOFR + 3.212%)	8.537%	5/20/34	240,000	240,545 (d)(f)
Dryden CLO Ltd., 2024-119A D1 (3 mo. Term SOFR + 3.650%)	8.972%	4/15/36	660,000	659,876 (d)(f)
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Fremont Home Loan Trust, 2006-B 2A2 (1 mo. Term SOFR + 0.314%)	5.639%	8/25/36	306,924	$95,373 (f)
Golub Capital Partners CLO Ltd., 2019-45A C (3 mo. Term SOFR + 4.062%)	9.386%	10/20/31	950,000	951,723 (d)(f)
GoodLeap Sustainable Home Solutions Trust, 2022-1GS C	3.500%	1/20/49	1,557,122	1,024,568 (d)
Greywolf CLO Ltd., 2020-3RA CR (3 mo. Term SOFR + 3.610%)	8.935%	4/15/33	320,000	316,559 (d)(f)
Greywolf CLO Ltd., 2019-1A CR (3 mo. Term SOFR + 3.910%)	9.227%	4/17/34	1,840,000	1,845,753 (d)(f)
Halsey Point CLO Ltd., 2019-1A F (3 mo. Term SOFR + 8.462%)	13.786%	1/20/33	860,000	785,110 (d)(f)
Hayfin US Ltd., 2024-15A D1 (3 mo. Term SOFR + 4.260%)	9.603%	4/28/37	320,000	320,000 (d)(f)
HPS Loan Management Ltd., 10A-16 CR (3 mo. Term SOFR + 3.412%)	8.736%	4/20/34	768,000	764,160 (d)(f)
Jamestown CLO Ltd., 2019-1A BR (3 mo. Term SOFR + 2.500%)	7.825%	4/20/32	860,000	863,158 (d)(f)
Katayma CLO Ltd., 2023-1A D (3 mo. Term SOFR + 5.250%)	10.575%	10/20/36	230,000	238,532 (d)(f)
Katayma CLO Ltd., 2024-2A D (3 mo. Term SOFR + 4.500%)	9.788%	4/20/37	320,000	322,942 (d)(f)
LCM Ltd., 41A B (3 mo. Term SOFR + 2.200%)	7.489%	4/15/36	250,000	252,208 (d)(f)
Magnetite Ltd., 2019-22A CR (3 mo. Term SOFR + 2.212%)	7.540%	4/15/31	350,000	350,375 (d)(f)
Magnetite Ltd., 2020-25A D (3 mo. Term SOFR + 3.562%)	8.885%	1/25/32	250,000	250,494 (d)(f)
Magnetite Ltd., 2023-39A E (3 mo. Term SOFR + 6.600%)	11.924%	10/25/33	680,000	688,962 (d)(f)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. Term SOFR + 0.634%)	5.959%	6/25/46	59,884	57,205 (d)(f)
Mosaic Solar Loan Trust, 2021-1A D	3.710%	12/20/46	398,447	340,188 (d)
Mountain View CLO Ltd., 2022-1A DR (3 mo. Term SOFR + 4.190%)	9.519%	4/15/34	470,000	469,921 (d)(f)
National Collegiate Student Loan Trust, 2007-2 A4 (1 mo. Term SOFR + 0.404%)	5.729%	1/25/33	514,983	487,280 (f)
Neuberger Berman Loan Advisers CLO Ltd., 2018-30A DR (3 mo. Term SOFR + 3.112%)	8.436%	1/20/31	260,000	260,329 (d)(f)
Neuberger Berman Loan Advisers CLO Ltd., 2024-55A C (3 mo. Term SOFR + 2.350%)	7.673%	4/22/38	320,000	322,830 (d)(f)
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Neuberger Berman Loan Advisers CLO Ltd., 2024-55A D1 (3 mo. Term SOFR + 3.500%)	8.823%	4/22/38	320,000	$319,939 (d)(f)
OCP CLO Ltd., 2016-11A DR2 (3 mo. Term SOFR + 3.700%)	9.021%	4/26/36	270,000	271,225 (d)(f)
Octagon Investment Partners Ltd., 2017-1A D (3 mo. Term SOFR + 3.662%)	8.990%	7/15/29	250,000	250,885 (d)(f)
OHA Credit Funding Ltd., 2024-18A D1 (3 mo. Term SOFR + 3.450%)	8.742%	4/20/37	420,000	421,600 (d)(f)
Palmer Square Loan Funding Ltd., 2022-3A CR (3 mo. Term SOFR + 3.000%)	8.329%	4/15/31	520,000	522,549 (d)(f)
Sierra Timeshare Receivables Funding LLC, 2021-2A A	1.350%	9/20/38	154,404	145,802 (d)
Stratus Static CLO Ltd., 2022-3A CR (3 mo. Term SOFR + 2.400%)	7.718%	10/20/31	250,000	250,446 (d)(f)
Subway Funding LLC, 2024-1A A2I	6.028%	7/30/54	250,000	250,637 (a)(d)
Sycamore Tree CLO Ltd., 2024-5A D1 (3 mo. Term SOFR + 4.250%)	9.573%	4/20/36	340,000	342,389 (d)(f)
Trinitas CLO Ltd., 2024-27A D1 (3 mo. Term SOFR + 4.300%)	9.545%	4/18/37	530,000	541,951 (d)(f)
UCFC Manufactured Housing Contract, 1997-3 M	7.115%	1/15/29	507,640	479,432
Warwick Capital CLO Ltd., 2024-3A D (3 mo. Term SOFR + 4.500%)	9.823%	4/20/37	310,000	319,300 (d)(f)
Whitehorse Ltd., 2018-12A D (3 mo. Term SOFR + 3.912%)	9.240%	10/15/31	500,000	496,312 (d)(f)

Total Asset-Backed Securities (Cost — $29,906,285)				28,948,408
Sovereign Bonds — 12.1%
Argentina — 0.9%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	548,100	313,245
Argentine Republic Government International Bond, Senior Notes, Step bond (3.500% to 7/9/29 then 4.875%)	3.500%	7/9/41	1,190,000	490,768
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	2,620,041	1,162,643 (d)
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	98,170	43,563 (c)
Total Argentina				2,010,219
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Brazil — 4.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	19,142,000 BRL	$3,561,852
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	37,057,000 BRL	6,517,606
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	6,665,000 BRL	1,152,967
Total Brazil				11,232,425
Colombia — 0.1%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	370,000	260,399
Dominican Republic — 0.1%
Dominican Republic International Bond, Senior Notes	11.250%	9/15/35	15,700,000 DOP	282,178 (d)
India — 2.4%
India Government Bond	7.590%	1/11/26	162,300,000 INR	1,959,726
India Government Bond, Senior Notes	5.790%	5/11/30	200,000,000 INR	2,255,080
India Government Bond, Senior Notes	7.260%	8/22/32	120,000,000 INR	1,457,401
Total India				5,672,207
Indonesia — 0.2%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	490,000	460,660
Jamaica — 0.1%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	30,000,000 JMD	204,487
Kenya — 0.4%
Republic of Kenya Government International Bond, Senior Notes	7.000%	5/22/27	1,000,000	967,102 (d)
Mexico — 2.6%
Mexican Bonos, Bonds	8.000%	11/7/47	72,570,000 MXN	3,560,770
Mexican Bonos, Senior Notes	7.750%	11/13/42	50,771,900 MXN	2,457,005
Total Mexico				6,017,775
South Africa — 0.5%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	35,760,000 ZAR	1,097,642

Total Sovereign Bonds (Cost — $30,942,775)				28,205,094
U.S. Treasury Inflation Protected Securities — 0.5%
U.S. Treasury Notes, Inflation Indexed (Cost — $1,238,529)	1.125%	1/15/33	1,247,751	1,149,928
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Contracts	Notional Amount†	Value
Purchased Options — 0.3%
Exchange-Traded Purchased Options — 0.3%
3-Month SOFR Futures, Call @ $95.000		6/14/24	700	1,750,000	$4,375
3-Month SOFR Futures, Call @ $95.875		6/14/24	118	295,000	738
3-Month SOFR Futures, Call @ $95.250		12/13/24	391	977,500	144,181
3-Month SOFR Futures, Put @ $94.813		9/13/24	1,566	3,915,000	371,925
SOFR 1-Year Mid-Curve Futures, Call @ $95.875		6/14/24	174	435,000	5,437
SOFR 1-Year Mid-Curve Futures, Call @ $96.125		6/14/24	737	1,842,500	9,212
U.S. Treasury 5-Year Notes Futures, Call @ $105.750		6/7/24	327	327,000	91,969
U.S. Treasury 10-Year Notes Futures, Call @ $109.000		6/21/24	5	5,000	2,578
U.S. Treasury 10-Year Notes Futures, Put @ $107.000		6/21/24	5	5,000	469

Total Exchange-Traded Purchased Options (Cost — $1,315,268)					630,884
	Counterparty
OTC Purchased Options — 0.0%††
Interest rate swaption, Put @ 425.000bps, payments made by the Fund annually, payments received by the Fund on Daily SOFR Compound annually, maturing on 12/3/44	JPMorgan Chase & Co.	11/29/24	1,560,000	1,560,000	35,967
U.S. Dollar/Brazilian Real, Put @ 5.118BRL	Goldman Sachs Group Inc.	6/13/24	876,000	876,000	650
U.S. Dollar/Brazilian Real, Put @ 5.188BRL	Citibank N.A.	6/14/24	636,896	636,896	2,027
U.S. Dollar/Canadian Dollar, Put @ 1.365CAD	Bank of America N.A.	6/17/24	963,000	963,000	5,477

Total OTC Purchased Options (Cost — $55,828)					44,121

Total Purchased Options (Cost — $1,371,096)					675,005
				Shares
Investments in Underlying Funds — 0.2%
VanEck J.P. Morgan EM Local Currency Bond ETF (Cost — $497,296)				16,200	392,850
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Municipal Bonds — 0.2%
California — 0.2%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A (Cost — $360,000)	7.000%	10/1/39	360,000	$377,316 (d)

Non-U.S. Treasury Inflation Protected Securities — 0.1%
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes (Cost — $168,003)	3.875%	7/2/40	6,536,099 UYU	180,569
Total Investments before Short-Term Investments (Cost — $312,509,457)				275,643,564
			Shares
Short-Term Investments — 10.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $24,400,677)	5.262%		24,400,677	24,400,677 (l)(m)
Total Investments — 128.9% (Cost — $336,910,134)				300,044,241
Liabilities in Excess of Other Assets — (28.9)%				(67,315,995)
Total Net Assets — 100.0%				$232,728,246

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Annual Report

 Western Asset Total Return Unconstrained Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Securities traded on a when-issued or delayed delivery basis.
(b)	This security is traded on a to-be-announced (“TBA”) basis. At May 31, 2024, the Fund held TBA securities with a total cost of $75,960,231.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Security has no maturity date. The date shown represents the next call date.
(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(j)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(k)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Rate shown is one-day yield as of the end of the reporting period.
(m)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At May 31, 2024, the total market value of investments in Affiliated
Companies was $24,400,677 and the cost was $24,400,677 (Note 8).

See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Total Return Unconstrained Fund
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CAS	—	Connecticut Avenue Securities
CD	—	Certificate of Deposit
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury
DOP	—	Dominican Peso
ETF	—	Exchange-Traded Fund
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
ZAR	—	South African Rand
At May 31, 2024, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	6/14/24	$96.000	340	$850,000	$(2,125)
3-Month SOFR Futures, Call	6/14/24	98.000	178	445,000	(1,113)
3-Month SOFR Futures, Call	9/13/24	96.875	359	897,500	(6,731)
3-Month SOFR Futures, Call	12/13/24	95.625	391	977,500	(83,087)
3-Month SOFR Futures, Call	6/13/25	97.000	174	435,000	(38,063)
3-Month SOFR Futures, Call	6/13/25	97.125	737	1,842,500	(142,794)
3-Month SOFR Futures, Call	6/13/25	97.500	350	875,000	(45,937)
3-Month SOFR Futures, Put	12/13/24	94.625	391	977,500	(34,213)
3-Month SOFR Futures, Put	6/13/25	94.750	783	1,957,500	(303,412)
SOFR 1-Year Mid-Curve Futures, Call	6/14/24	97.125	737	1,842,500	(4,606)
Total Exchange-Traded Written Options (Premiums received — $1,311,351)					(662,081)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Annual Report

 Western Asset Total Return Unconstrained Fund

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Interest rate swaption, Put, payments made by the Fund on Daily SOFR Compound annually, 445.000bps payments received by the Fund annually, maturing on 12/3/29	JPMorgan Chase & Co.	11/29/24	445.000 bps	4,800,000	$4,800,000	$(35,586)
Interest rate swaption, Put, payments made by the Fund on Daily SOFR Compound annually, 500.000bps payments received by the Fund annually, maturing on 10/9/34	Citibank N.A.	10/7/24	500.000 bps	3,500,000	3,500,000	(6,924)
U.S. Dollar/Brazilian Real, Put	Goldman Sachs Group Inc.	6/4/24	5.030 BRL	876,000	876,000	(0)(a)
U.S. Dollar/Canadian Dollar, Put	Citibank N.A.	6/17/24	1.355 CAD	481,500	481,500	(1,124)
Total OTC Written Options (Premiums received — $120,013)						(43,634)
Total Written Options (Premiums received — $1,431,364)						$(705,715)

(a)	Value is less than $1.

Abbreviation(s) used in this schedule:
bps	—	basis point spread (100 basis points = 1.00%)
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
SOFR	—	Secured Overnight Financing Rate
At May 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	145	3/25	$34,842,073	$34,448,375	$(393,698)
3-Month SOFR	406	12/25	98,176,728	97,069,525	(1,107,203)
Australian 10-Year Bonds	116	6/24	9,000,397	8,695,138	(305,259)
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Total Return Unconstrained Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
U.S. Treasury 2-Year Notes	11	9/24	$2,243,532	$2,240,734	$(2,798)
U.S. Treasury 5-Year Notes	833	9/24	88,242,315	88,128,801	(113,514)
U.S. Treasury Long-Term Bonds	496	9/24	58,032,279	57,567,000	(465,279)
United Kingdom Long Gilt Bonds	44	9/24	5,430,727	5,400,373	(30,354)
					(2,418,105)
Contracts to Sell:
3-Month SOFR	406	12/26	98,285,172	97,460,300	824,872
Euro-Schatz	150	6/24	17,191,879	17,083,841	108,038
Japanese 10-Year Bonds	20	6/24	18,514,253	18,184,593	329,660
U.S. Treasury 10-Year Notes	1,214	9/24	132,248,450	132,079,412	169,038
U.S. Treasury Ultra 10-Year Notes	93	9/24	10,483,060	10,418,906	64,154
U.S. Treasury Ultra Long- Term Bonds	88	9/24	10,904,285	10,774,500	129,785
					1,625,547
Net unrealized depreciation on open futures contracts					$(792,558)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At May 31, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	50,000	USD	9,621	Citibank N.A.	6/4/24	$(102)
BRL	160,000	USD	30,787	Citibank N.A.	6/4/24	(328)
USD	9,539	BRL	50,000	Citibank N.A.	6/4/24	21
USD	30,525	BRL	160,000	Citibank N.A.	6/4/24	66
BRL	210,000	USD	40,064	Goldman Sachs Group Inc.	6/4/24	(86)
USD	40,230	BRL	210,000	Goldman Sachs Group Inc.	6/4/24	252
BRL	1,257,060	USD	245,280	Goldman Sachs Group Inc.	6/6/24	(6,018)
USD	239,463	BRL	1,257,060	Morgan Stanley & Co. Inc.	6/6/24	201
USD	337,000	BRL	1,756,276	Goldman Sachs Group Inc.	6/17/24	3,133
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Annual Report

 Western Asset Total Return Unconstrained Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	357,000	CAD	491,482	Bank of America N.A.	6/18/24	$(3,728)
USD	250,512	BRL	1,325,028	Citibank N.A.	6/18/24	(1,347)
BRL	210,000	USD	40,121	Goldman Sachs Group Inc.	7/2/24	(266)
BRL	1,257,060	USD	238,930	Morgan Stanley & Co. Inc.	7/2/24	(357)
EUR	300,000	USD	319,630	Bank of America N.A.	7/19/24	6,617
MXN	680,000	USD	39,830	Bank of America N.A.	7/19/24	(64)
MXN	1,370,000	USD	80,158	Bank of America N.A.	7/19/24	(43)
USD	189,529	CHF	170,000	Bank of America N.A.	7/19/24	58
USD	541,090	EUR	500,000	Bank of America N.A.	7/19/24	(2,654)
USD	5,427,076	EUR	5,078,641	Bank of America N.A.	7/19/24	(95,894)
USD	1,280,768	JPY	193,150,000	Bank of America N.A.	7/19/24	43,259
JPY	18,231,000	USD	118,523	BNP Paribas SA	7/19/24	(1,717)
JPY	541,980,840	USD	3,625,205	BNP Paribas SA	7/19/24	(152,744)
NOK	30,954,297	USD	2,838,597	BNP Paribas SA	7/19/24	114,120
USD	124,707	CAD	170,000	BNP Paribas SA	7/19/24	(151)
USD	579,830	CAD	790,000	BNP Paribas SA	7/19/24	(389)
USD	221,526	CHF	200,000	BNP Paribas SA	7/19/24	(1,382)
USD	221,562	CHF	200,000	BNP Paribas SA	7/19/24	(1,345)
USD	234,566	CHF	210,000	BNP Paribas SA	7/19/24	513
USD	312,315	NOK	3,330,000	BNP Paribas SA	7/19/24	(5,333)
AUD	5,249,124	USD	3,430,114	Citibank N.A.	7/19/24	67,469
GBP	130,000	USD	160,975	Citibank N.A.	7/19/24	4,718
GBP	140,000	USD	173,886	Citibank N.A.	7/19/24	4,553
JPY	42,750,000	USD	279,556	Citibank N.A.	7/19/24	(5,657)
USD	112,839	AUD	170,000	Citibank N.A.	7/19/24	(435)
USD	120,680	AUD	187,000	Citibank N.A.	7/19/24	(3,921)
USD	147,033	AUD	220,000	Citibank N.A.	7/19/24	443
USD	312,482	AUD	470,000	Citibank N.A.	7/19/24	(688)
USD	137,592	GBP	110,000	Citibank N.A.	7/19/24	(2,611)
USD	137,774	GBP	110,000	Citibank N.A.	7/19/24	(2,428)
USD	274,899	GBP	220,000	Citibank N.A.	7/19/24	(5,506)
USD	3,282,199	GBP	2,616,303	Citibank N.A.	7/19/24	(52,452)
USD	2,567,246	INR	214,436,892	Citibank N.A.	7/19/24	2,314
USD	133,810	CHF	120,000	Goldman Sachs Group Inc.	7/19/24	65
USD	243,198	CHF	220,000	Goldman Sachs Group Inc.	7/19/24	(2,000)
USD	458,246	CHF	410,000	Goldman Sachs Group Inc.	7/19/24	1,286
USD	480,271	CHF	430,000	Goldman Sachs Group Inc.	7/19/24	1,020
USD	228,747	GBP	180,000	Goldman Sachs Group Inc.	7/19/24	(675)
USD	342,009	JPY	52,020,000	Goldman Sachs Group Inc.	7/19/24	8,718
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Total Return Unconstrained Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	151,132	MXN	2,526,000	Goldman Sachs Group Inc.	7/19/24	$3,415
USD	217,404	NOK	2,330,000	Goldman Sachs Group Inc.	7/19/24	(4,854)
USD	290,778	NOK	3,110,000	Goldman Sachs Group Inc.	7/19/24	(5,884)
USD	970,961	NOK	10,490,000	Goldman Sachs Group Inc.	7/19/24	(29,675)
CNH	19,070,000	USD	2,654,251	JPMorgan Chase & Co.	7/19/24	(19,210)
MXN	590,000	USD	34,595	JPMorgan Chase & Co.	7/19/24	(93)
MXN	2,350,000	USD	137,565	JPMorgan Chase & Co.	7/19/24	(140)
NZD	2,278,631	USD	1,369,703	JPMorgan Chase & Co.	7/19/24	30,965
USD	130	CNH	937	JPMorgan Chase & Co.	7/19/24	0 (a)
USD	3,169,027	CNH	22,924,223	JPMorgan Chase & Co.	7/19/24	1,419
USD	4,112,990	CNH	29,820,000	JPMorgan Chase & Co.	7/19/24	(7,458)
USD	153,317	MXN	2,607,000	JPMorgan Chase & Co.	7/19/24	863
USD	222,222	MXN	3,850,000	JPMorgan Chase & Co.	7/19/24	(2,920)
USD	447,845	MXN	7,475,423	JPMorgan Chase & Co.	7/19/24	10,692
USD	1,027,169	MXN	17,070,000	JPMorgan Chase & Co.	7/19/24	28,939
BRL	6,636,325	USD	1,287,082	Morgan Stanley & Co. Inc.	7/19/24	(29,363)
BRL	22,019,547	USD	4,312,844	Morgan Stanley & Co. Inc.	7/19/24	(139,688)
CAD	4,018,701	USD	2,939,108	Morgan Stanley & Co. Inc.	7/19/24	12,444
JPY	16,477,000	USD	105,743	Morgan Stanley & Co. Inc.	7/19/24	(175)
JPY	17,919,000	USD	118,884	Morgan Stanley & Co. Inc.	7/19/24	(4,077)
JPY	30,703,000	USD	201,750	Morgan Stanley & Co. Inc.	7/19/24	(5,036)
JPY	195,868,000	USD	1,281,761	Morgan Stanley & Co. Inc.	7/19/24	(26,839)
MXN	1,210,000	USD	70,836	Morgan Stanley & Co. Inc.	7/19/24	(76)
MXN	6,035,000	USD	356,436	Morgan Stanley & Co. Inc.	7/19/24	(3,518)
USD	123,632	AUD	190,000	Morgan Stanley & Co. Inc.	7/19/24	(2,968)
USD	13,361,184	BRL	68,259,616	Morgan Stanley & Co. Inc.	7/19/24	424,588
USD	7,350	CAD	10,000	Morgan Stanley & Co. Inc.	7/19/24	6
USD	117,735	CAD	160,000	Morgan Stanley & Co. Inc.	7/19/24	223
USD	257,257	CAD	350,000	Morgan Stanley & Co. Inc.	7/19/24	198
USD	808,773	CAD	1,100,000	Morgan Stanley & Co. Inc.	7/19/24	873
USD	1,066,889	CAD	1,450,000	Morgan Stanley & Co. Inc.	7/19/24	1,931
USD	97,031	JPY	15,013,000	Morgan Stanley & Co. Inc.	7/19/24	843
USD	105,751	JPY	16,160,000	Morgan Stanley & Co. Inc.	7/19/24	2,215
USD	137,082	JPY	20,760,000	Morgan Stanley & Co. Inc.	7/19/24	4,073
USD	385,352	JPY	59,390,000	Morgan Stanley & Co. Inc.	7/19/24	4,841
USD	1,223,666	JPY	190,532,000	Morgan Stanley & Co. Inc.	7/19/24	2,931
USD	166,824	MXN	2,830,000	Morgan Stanley & Co. Inc.	7/19/24	1,329
Net unrealized appreciation on open forward foreign currency contracts						$159,319

(a)	Amount represents less than $1.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Annual Report

 Western Asset Total Return Unconstrained Fund
Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
USD	—	United States Dollar
At May 31, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
119,278,000	7/11/24	Daily SOFR Compound annually	1.323% annually	$(549,816)	$(246,667)	$(303,149)
312,170,000MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	(1,502,841)	112,102	(1,614,943)
58,240,000	3/18/30	Daily SOFR Compound annually	3.650% annually	(1,019,590)	(826,970)	(192,620)
35,895,000	2/28/31	3.870% annually	Daily SOFR Compound annually	682,042	(101,389)	783,431
26,598,000	5/15/32	3.220% annually	Daily SOFR Compound annually	1,695,726	187,188	1,508,538
11,184,000	2/15/48	3.050% annually	Daily SOFR Compound annually	1,652,646	490,130	1,162,516
1,193,000	5/15/48	3.150% annually	Daily SOFR Compound annually	158,244	111,352	46,892
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Total Return Unconstrained Fund
CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	1,216,226,000JPY	10/27/53	1.750% annually	Daily TONA Compound annually	$13,324	—	$13,324
	14,612,000	3/18/55	3.510% annually	Daily SOFR Compound annually	771,602	$573,313	198,289
Total					$1,901,337	$299,059	$1,602,278

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount2*	Termination Date	Implied Credit Spread at May 31, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
BNP Paribas SA (Volkswagen International Finance NV, 5.472%, due 11/16/24)[4]	7,380,000EUR	12/20/24	0.318%	1.000% quarterly	$30,293	$10,324	$19,969

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[5]
Swap Counterparty (Reference Entity)	Notional Amount2*	Termination Date	Implied Credit Spread at May 31, 2024[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
BNP Paribas SA (Mercedes-Benz Group AG, 1.000%, due 11/15/27)	7,380,000EUR	12/20/24	0.123%	1.000% quarterly	$(38,996)	$(20,271)	$(18,725)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[5]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[6]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.HY.42 Index	$678,000	6/20/29	5.000% quarterly	$(45,938)	$(46,052)	$114
Markit CDX.NA.IG.42 Index	33,526,000	6/20/29	1.000% quarterly	(751,848)	(708,225)	(43,623)
Total	$34,204,000			$(797,786)	$(754,277)	$(43,509)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Annual Report

 Western Asset Total Return Unconstrained Fund
OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	$2,314,000	8/1/24	Daily SOFR Compound + 1.100% quarterly	JPEIFNTR quarterly^	$(24,427)	—	$(24,427)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]	Variable rate security. Interest rate disclosed is as of the most recent information available.
[5]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii)
receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[6]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 31 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Total Return Unconstrained Fund
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	11.247%
Daily SOFR Compound	5.340%
Daily TONA Compound	0.077%

Abbreviation(s) used in this table:
EUR	—	Euro
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
JPY	—	Japanese Yen
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
TONA	—	Tokyo Overnight Average Rate
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Annual Report

Statement of Assets and Liabilities
May 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $312,509,457)	$275,643,564
Investments in affiliated securities, at value (Cost — $24,400,677)	24,400,677
Foreign currency, at value (Cost — $3,127,319)	3,051,570
Cash	999,471
Receivable for securities sold	7,539,867
Interest receivable	2,564,236
Deposits with brokers for centrally cleared swap contracts	2,562,950
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $1,031,354)	1,076,257
Unrealized appreciation on forward foreign currency contracts	791,614
Deposits with brokers for open futures contracts and exchange-traded options	276,745
Dividends receivable from affiliated investments	102,902
Receivable from brokers — net variation margin on open futures contracts	86,887
Foreign currency collateral for centrally cleared swap contracts, at value (Cost — $54,986)	62,855
Receivable for premiums on written options	33,600
OTC swaps, at value (premiums paid — $10,324)	30,293
Receivable for open OTC swap contracts	16,238
Receivable for Fund shares sold	5,513
Prepaid expenses	164
Total Assets	319,245,403
Liabilities:
Payable for securities purchased	84,520,855
Written options, at value (premiums received — $1,431,364)	705,715
Unrealized depreciation on forward foreign currency contracts	632,295
Payable to brokers — net variation margin on centrally cleared swap contracts	227,323
Investment management fee payable	116,276
OTC swaps, at value (premiums received — $20,271)	63,423
Payable for Fund shares repurchased	58,044
Payable for open OTC swap contracts	28,634
Accrued foreign capital gains tax	5,185
Service and/or distribution fees payable	4,508
Directors’ fees payable	3,319
Principal payup payable	2,969
Accrued expenses	148,611
Total Liabilities	86,517,157
Total Net Assets	$232,728,246
Net Assets:
Par value (Note 7)	$25,933
Paid-in capital in excess of par value	394,218,354
Total distributable earnings (loss)	(161,516,041)
Total Net Assets	$232,728,246
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Statement of Assets and Liabilities (cont’d)
May 31, 2024
Net Assets:
Class A	$7,161,986
Class C	$2,709,854
Class FI	$2,740,718
Class R	$162,604
Class I	$61,861,193
Class IS	$158,091,891
Shares Outstanding:
Class A	798,119
Class C	301,834
Class FI	305,540
Class R	18,121
Class I	6,882,941
Class IS	17,626,093
Net Asset Value:
Class A (and redemption price)	$8.97
Class C*	$8.98
Class FI (and redemption price)	$8.97
Class R (and redemption price)	$8.97
Class I (and redemption price)	$8.99
Class IS (and redemption price)	$8.97
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$9.32

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Annual Report

Statement of Operations
For the Year Ended May 31, 2024

Investment Income:
Interest	$15,066,276
Dividends from affiliated investments	1,136,972
Dividends from unaffiliated investments	24,767
Less: Foreign taxes withheld	(92,451)
Total Investment Income	16,135,564
Expenses:
Investment management fee (Note 2)	1,641,372
Fund accounting fees	104,805
Registration fees	89,546
Audit and tax fees	66,050
Service and/or distribution fees (Notes 2 and 5)	61,706
Transfer agent fees (Notes 2 and 5)	51,960
Fees recaptured by investment manager (Note 2)	39,581
Shareholder reports	17,961
Commodity pool reports	11,989
Custody fees	11,920
Legal fees	11,712
Directors’ fees	9,086
Insurance	2,482
Interest expense	2,294
Commitment fees (Note 9)	2,208
Miscellaneous expenses	1,250
Total Expenses	2,125,922
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(212,887)
Net Expenses	1,913,035
Net Investment Income	14,222,529
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(31,711,201)†
Futures contracts	(2,024,159)
Written options	7,809,033
Swap contracts	4,482,128
Forward foreign currency contracts	(1,720,056)
Foreign currency transactions	(38,641)
Net Realized Loss	(23,202,896)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	26,251,255 ‡
Futures contracts	(1,763,380)
Written options	126,955
Swap contracts	(1,600,911)
Forward foreign currency contracts	1,058,936
Foreign currencies	(84,803)
Change in Net Unrealized Appreciation (Depreciation)	23,988,052
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	785,156
Increase in Net Assets From Operations	$15,007,685

†	Net of foreign capital gains tax of $51,968.
‡	Net of change in accrued foreign capital gains tax of $(48,698).
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended May 31,	2024	2023
Operations:
Net investment income	$14,222,529	$22,364,516
Net realized loss	(23,202,896)	(120,018,265)
Change in net unrealized appreciation (depreciation)	23,988,052	70,116,620
Increase (Decrease) in Net Assets From Operations	15,007,685	(27,537,129)
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(8,600,048)	(2,400,038)
Decrease in Net Assets From Distributions to Shareholders	(8,600,048)	(2,400,038)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	39,947,299	62,278,245
Reinvestment of distributions	8,223,110	2,128,453
Cost of shares repurchased	(134,315,791)	(548,020,513)
Decrease in Net Assets From Fund Share Transactions	(86,145,382)	(483,613,815)
Decrease in Net Assets	(79,737,745)	(513,550,982)
Net Assets:
Beginning of year	312,465,991	826,016,973
End of year	$232,728,246	$312,465,991
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class A Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.78	$9.18	$10.65	$10.00	$10.28
Income (loss) from operations:
Net investment income	0.43	0.38	0.27	0.20	0.35
Net realized and unrealized gain (loss)	0.00 [2]	(0.76)	(1.33)	0.52	(0.25)
Total income (loss) from operations	0.43	(0.38)	(1.06)	0.72	0.10
Less distributions from:
Net investment income	(0.24)	(0.02)	(0.22)	(0.07)	(0.22)
Net realized gains	—	—	(0.19)	—	(0.02)
Return of capital	—	—	—	—	(0.14)
Total distributions	(0.24)	(0.02)	(0.41)	(0.07)	(0.38)
Net asset value, end of year	$8.97	$8.78	$9.18	$10.65	$10.00
Total return[3]	5.03%	(4.13)%	(10.28)%	7.11%	0.98%[4]
Net assets, end of year (000s)	$7,162	$8,402	$9,584	$14,641	$11,965
Ratios to average net assets:
Gross expenses	1.10%	1.08%[5]	1.08%	1.10%[5]	1.37%[5]
Net expenses[6,7]	1.02	1.05 [5]	1.07	1.10 [5]	1.10 [5]
Net investment income	4.88	4.30	2.65	1.93	3.38
Portfolio turnover rate[8]	133%	60%	64%	67%	72%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.88% for the year ended May 31, 2020.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.07%.
This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of
Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 21, 2021, the expense limitation was 1.10%.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 85%, 55%, 64%, 63% and 63%.

See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class C Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.72	$9.15	$10.62	$10.00	$10.28
Income (loss) from operations:
Net investment income	0.37	0.31	0.20	0.13	0.27
Net realized and unrealized gain (loss)	0.00 [2]	(0.74)	(1.34)	0.51	(0.24)
Total income (loss) from operations	0.37	(0.43)	(1.14)	0.64	0.03
Less distributions from:
Net investment income	(0.11)	—	(0.14)	(0.02)	(0.18)
Net realized gains	—	—	(0.19)	—	(0.02)
Return of capital	—	—	—	—	(0.11)
Total distributions	(0.11)	—	(0.33)	(0.02)	(0.31)
Net asset value, end of year	$8.98	$8.72	$9.15	$10.62	$10.00
Total return[3]	4.30%	(4.70)%	(10.98)%	6.45%	0.30%[4]
Net assets, end of year (000s)	$2,710	$4,117	$8,978	$13,227	$13,319
Ratios to average net assets:
Gross expenses	1.83%	1.79%	1.77%	1.78%[5]	1.81%[5]
Net expenses[6,7]	1.75	1.76	1.77	1.78 [5]	1.80 [5]
Net investment income	4.16	3.50	1.94	1.26	2.65
Portfolio turnover rate[8]	133%	60%	64%	67%	72%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 85%, 55%, 64%, 63% and 63%.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class FI Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.78	$9.17	$10.64	$9.99	$10.27
Income (loss) from operations:
Net investment income	0.43	0.37	0.27	0.21	0.35
Net realized and unrealized gain (loss)	0.00 [2]	(0.74)	(1.33)	0.51	(0.24)
Total income (loss) from operations	0.43	(0.37)	(1.06)	0.72	0.11
Less distributions from:
Net investment income	(0.24)	(0.02)	(0.22)	(0.07)	(0.23)
Net realized gains	—	—	(0.19)	—	(0.02)
Return of capital	—	—	—	—	(0.14)
Total distributions	(0.24)	(0.02)	(0.41)	(0.07)	(0.39)
Net asset value, end of year	$8.97	$8.78	$9.17	$10.64	$9.99
Total return[3]	5.01%	(4.08)%	(10.28)%	7.18%	0.93%[4]
Net assets, end of year (000s)	$2,741	$4,202	$11,518	$16,871	$34,171
Ratios to average net assets:
Gross expenses	1.09%	1.10%	1.05%	1.07%[5]	1.11%[5]
Net expenses[6,7]	1.01	1.06	1.05	1.07 [5]	1.10 [5]
Net investment income	4.89	4.22	2.66	1.99	3.42
Portfolio turnover rate[8]	133%	60%	64%	67%	72%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.83% for the year ended May 31, 2020.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 85%, 55%, 64%, 63% and 63%.

See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class R Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.79	$9.20	$10.65	$10.01	$10.28
Income (loss) from operations:
Net investment income	0.41	0.37	0.23	0.20	0.32
Net realized and unrealized gain (loss)	(0.01)[2]	(0.76)	(1.32)	0.50	(0.23)
Total income (loss) from operations	0.40	(0.39)	(1.09)	0.70	0.09
Less distributions from:
Net investment income	(0.22)	(0.02)	(0.17)	(0.06)	(0.21)
Net realized gains	—	—	(0.19)	—	(0.02)
Return of capital	—	—	—	—	(0.13)
Total distributions	(0.22)	(0.02)	(0.36)	(0.06)	(0.36)
Net asset value, end of year	$8.97	$8.79	$9.20	$10.65	$10.01
Total return[3]	4.60%	(4.27)%	(10.57)%	7.05%	0.74%[4]
Net assets, end of year (000s)	$163	$157	$78	$477	$487
Ratios to average net assets:
Gross expenses	1.48%	1.45%	1.35%[5]	1.44%	1.51%[5]
Net expenses[6,7]	1.34	1.35	1.35 [5]	1.35	1.35 [5]
Net investment income	4.56	4.22	2.21	1.94	3.14
Portfolio turnover rate[8]	133%	60%	64%	67%	72%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 85%, 55%, 64%, 63% and 63%.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class I Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.80	$9.19	$10.67	$10.00	$10.28
Income (loss) from operations:
Net investment income	0.46	0.39	0.30	0.25	0.38
Net realized and unrealized gain (loss)	0.00 [2]	(0.74)	(1.34)	0.51	(0.24)
Total income (loss) from operations	0.46	(0.35)	(1.04)	0.76	0.14
Less distributions from:
Net investment income	(0.27)	(0.04)	(0.25)	(0.09)	(0.25)
Net realized gains	—	—	(0.19)	—	(0.02)
Return of capital	—	—	—	—	(0.15)
Total distributions	(0.27)	(0.04)	(0.44)	(0.09)	(0.42)
Net asset value, end of year	$8.99	$8.80	$9.19	$10.67	$10.00
Total return[3]	5.33%	(3.76)%	(10.06)%	7.61%	1.26%[4]
Net assets, end of year (000s)	$61,861	$83,835	$530,018	$718,829	$1,017,885
Ratios to average net assets:
Gross expenses	0.82%[5]	0.80%	0.74%	0.74%[5]	0.76%[5]
Net expenses[6,7]	0.74 [5]	0.75	0.74	0.73 [5]	0.75 [5]
Net investment income	5.15	4.35	2.96	2.34	3.74
Portfolio turnover rate[8]	133%	60%	64%	67%	72%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 85%, 55%, 64%, 63% and 63%.

See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class IS Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.78	$9.18	$10.66	$9.99	$10.26
Income (loss) from operations:
Net investment income	0.47	0.41	0.31	0.25	0.39
Net realized and unrealized gain (loss)	0.00 [2]	(0.75)	(1.34)	0.52	(0.23)
Total income (loss) from operations	0.47	(0.34)	(1.03)	0.77	0.16
Less distributions from:
Net investment income	(0.28)	(0.06)	(0.26)	(0.10)	(0.25)
Net realized gains	—	—	(0.19)	—	(0.02)
Return of capital	—	—	—	—	(0.16)
Total distributions	(0.28)	(0.06)	(0.45)	(0.10)	(0.43)
Net asset value, end of year	$8.97	$8.78	$9.18	$10.66	$9.99
Total return[3]	5.46%	(3.69)%	(9.99)%	7.69%	1.44%[4]
Net assets, end of year (millions)	$158	$212	$266	$287	$202
Ratios to average net assets:
Gross expenses	0.72%	0.69%	0.65%	0.66%	0.66%[5]
Net expenses[6,7]	0.64	0.65	0.65	0.65	0.65 [5]
Net investment income	5.26	4.69	3.08	2.42	3.82
Portfolio turnover rate[8]	133%	60%	64%	67%	72%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 85%, 55%, 64%, 63% and 63%.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Total Return Unconstrained Fund 2024 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
 Level 1 — unadjusted quoted prices in active markets for identical investments
•
 Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
 Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$103,380,881	—	$103,380,881
Corporate Bonds & Notes:
Financials	—	11,290,213	$50,400	11,340,613
Other Corporate Bonds & Notes	—	31,708,741	—	31,708,741
U.S. Government & Agency Obligations	—	35,485,508	—	35,485,508
Collateralized Mortgage Obligations	—	33,798,651	—	33,798,651
Asset-Backed Securities	—	28,708,408	240,000	28,948,408
Sovereign Bonds	—	28,205,094	—	28,205,094
U.S. Treasury Inflation Protected Securities	—	1,149,928	—	1,149,928
Purchased Options:
Exchange-Traded Purchased Options	$630,884	—	—	630,884
OTC Purchased Options	—	44,121	—	44,121
Investments in Underlying Funds	392,850	—	—	392,850
Municipal Bonds	—	377,316	—	377,316
Non-U.S. Treasury Inflation Protected Securities	—	180,569	—	180,569
Total Long-Term Investments	1,023,734	274,329,430	290,400	275,643,564
Short-Term Investments†	24,400,677	—	—	24,400,677
Total Investments	$25,424,411	$274,329,430	$290,400	$300,044,241
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$1,625,547	—	—	$1,625,547
Forward Foreign Currency Contracts††	—	$791,614	—	791,614
Centrally Cleared Interest Rate Swaps††	—	3,712,990	—	3,712,990
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	30,293	—	30,293
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	114	—	114
Total Other Financial Instruments	$1,625,547	$4,535,011	—	$6,160,558
Total	$27,049,958	$278,864,441	$290,400	$306,204,799
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$662,081	—	—	$662,081
OTC Written Options	—	$43,634	—	43,634
Futures Contracts††	2,418,105	—	—	2,418,105
Forward Foreign Currency Contracts††	—	632,295	—	632,295
Centrally Cleared Interest Rate Swaps††	—	2,110,712	—	2,110,712
OTC Credit Default Swaps on Corporate Issues — Buy Protection‡	—	38,996	—	38,996
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	43,623	—	43,623
OTC Total Return Swaps	—	24,427	—	24,427
Total	$3,080,186	$2,893,687	—	$5,973,873

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
‡	Value includes any premium paid or received with respect to swap contracts.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the

Western Asset Total Return Unconstrained Fund 2024 Annual Report

premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap

Western Asset Total Return Unconstrained Fund 2024 Annual Report

agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of May 31, 2024, the total notional value of all credit default swaps to sell protection was EUR 7,380,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the year ended May 31, 2024, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

Western Asset Total Return Unconstrained Fund 2024 Annual Report

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Total return swaps
The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.
(g) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.
When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
(h) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(i) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(j) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(k) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the

Western Asset Total Return Unconstrained Fund 2024 Annual Report

purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(l) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(m) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(n) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(o) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(p) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(q) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks.

Western Asset Total Return Unconstrained Fund 2024 Annual Report

The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of May 31, 2024, the Fund held OTC written options, forward foreign currency contracts, OTC credit default swaps and OTC total return swaps with credit related contingent features which had a liability position of $739,352. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.
At May 31, 2024, the Fund held non-cash collateral from Morgan Stanley & Co. Inc. in the amount of $194,548. This amount could be used to reduce the Fund’s exposure to the counterparty in the event of default.
(r) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(s) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(t) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(u) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(v) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended,

Western Asset Total Return Unconstrained Fund 2024 Annual Report

applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of May 31, 2024, there were $5,185 of capital gains tax liabilities accrued on unrealized gains.
(w) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets. For their services, FTFA pays Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London monthly all of the management fee that it receives from the Fund. The Fund does not pay any additional advisory or other fees for advisory services provided by Western Asset, Western Asset Singapore, Western Asset Japan or Western Asset London.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
shares did not exceed 1.07%, 1.80%, 1.10%, 1.35%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended May 31, 2024, fees waived and/or expenses reimbursed amounted to $212,887, which included an affiliated money market fund waiver of $18,229.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at May 31, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class I	Class IS
Expires May 31, 2025	$2,896	$1,995	$2,825	$162	$84,820	$90,613
Expires May 31, 2026	5,265	2,367	2,390	202	50,341	134,093
Total fee waivers/expense reimbursements subject to recapture	$8,161	$4,362	$5,215	$364	$135,161	$224,706
For the year ended May 31, 2024, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

Class I
FTFA recaptured	$39,581
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class

Western Asset Total Return Unconstrained Fund 2024 Annual Report

reimburses Investor Services for out of pocket expenses incurred. For the year ended May 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $2,652 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended May 31, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$261
CDSCs	—
All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.
3. Investments
During the year ended May 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$37,433,658	$314,470,107
Sales	133,436,692	232,466,128
At May 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$337,731,199	$1,691,616	$(39,378,574)	$(37,686,958)
Written options	(1,431,364)	817,367	(91,718)	725,649
Futures contracts	—	1,625,547	(2,418,105)	(792,558)
Forward foreign currency contracts	—	791,614	(632,295)	159,319
Swap contracts	(465,165)	3,733,073	(2,197,487)	1,535,586
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at May 31, 2024.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$666,851	$8,154	—	$675,005
Futures contracts[3]	1,625,547	—	—	1,625,547
Forward foreign currency contracts	—	791,614	—	791,614
OTC swap contracts[4]	—	—	$30,293	30,293
Centrally cleared swap contracts[5]	3,712,990	—	114	3,713,104
Total	$6,005,388	$799,768	$30,407	$6,835,563

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$704,591	$1,124	—	$705,715
Futures contracts[3]	2,418,105	—	—	2,418,105
Forward foreign currency contracts	—	632,295	—	632,295
OTC swap contracts[4]	24,427	—	$38,996	63,423
Centrally cleared swap contracts[5]	2,110,712	—	43,623	2,154,335
Total	$5,257,835	$633,419	$82,619	$5,973,873

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
[5]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

Western Asset Total Return Unconstrained Fund 2024 Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended May 31, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(5,370,281)	$(132,680)	$(84,693)	$(5,587,654)
Futures contracts	(2,024,159)	—	—	(2,024,159)
Written options	7,724,340	—	84,693	7,809,033
Swap contracts	5,995,352	—	(1,513,224)	4,482,128
Forward foreign currency contracts	—	(1,720,056)	—	(1,720,056)
Total	$6,325,252	$(1,852,736)	$(1,513,224)	$2,959,292

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$500,740	$13,819	—	$514,559
Futures contracts	(1,763,380)	—	—	(1,763,380)
Written options	122,166	4,789	—	126,955
Swap contracts	(1,977,221)	—	$376,310	(1,600,911)
Forward foreign currency contracts	—	1,058,936	—	1,058,936
Total	$(3,117,695)	$1,077,544	$376,310	$(1,663,841)

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

During the year ended May 31, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$700,186
Written options	1,283,753
Futures contracts (to buy)	439,533,951
Futures contracts (to sell)	360,630,197
Forward foreign currency contracts (to buy)	25,117,167
Forward foreign currency contracts (to sell)	40,752,867
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Average Notional Balance
Interest rate swap contracts	$371,047,144
Credit default swap contracts (buy protection)	53,388,410
Credit default swap contracts (sell protection)	10,411,209
Total return swap contracts	356,000
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of May 31, 2024.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$55,411	$(102,383)	$(46,972)	—	$(46,972)
BNP Paribas SA	144,926	(202,057)	(57,131)	—	(57,131)
Citibank N.A.	81,611	(83,523)	(1,912)	—	(1,912)
Goldman Sachs Group Inc.	18,539	(49,458)	(30,919)	—	(30,919)
JPMorgan Chase & Co.	108,845	(89,834)	19,011	—	19,011
Morgan Stanley & Co. Inc.	456,696	(212,097)	244,599	$(194,548)	50,051
Total	$866,028	$(739,352)	$126,676	$(194,548)	$(67,872)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Total Return Unconstrained Fund 2024 Annual Report

For the year ended May 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$18,726	$9,543
Class C	33,672	3,644
Class FI	8,501	3,865
Class R	807	411
Class I	—	32,209
Class IS	—	2,288
Total	$61,706	$51,960
For the year ended May 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$5,773
Class C	2,583
Class FI	2,607
Class R	213
Class I	55,056
Class IS	146,655
Total	$212,887
6. Distributions to shareholders by class

	Year Ended May 31, 2024	Year Ended May 31, 2023
Net Investment Income:
Class A	$209,931	$21,000
Class C	43,248	—
Class FI	98,411	13,760
Class R	3,924	465
Class I	2,256,811	827,902
Class IS	5,987,723	1,536,911
Total	$8,600,048	$2,400,038
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
7. Capital shares
At May 31, 2024, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Year Ended May 31, 2024		Year Ended May 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	122,710	$1,089,726	441,566	$3,876,191
Shares issued on reinvestment	23,196	203,935	2,318	20,366
Shares repurchased	(304,310)	(2,692,318)	(531,863)	(4,664,843)
Net decrease	(158,404)	$(1,398,657)	(87,979)	$(768,286)
Class C
Shares sold	2,508	$22,459	13,051	$114,816
Shares issued on reinvestment	4,954	43,248	—	—
Shares repurchased	(177,721)	(1,568,661)	(522,174)	(4,555,253)
Net decrease	(170,259)	$(1,502,954)	(509,123)	$(4,440,437)
Class FI
Shares sold	5,031	$44,421	45,142	$396,840
Shares issued on reinvestment	11,087	97,343	1,560	13,677
Shares repurchased	(189,321)	(1,679,325)	(824,606)	(7,222,002)
Net decrease	(173,203)	$(1,537,561)	(777,904)	$(6,811,485)
Class R
Shares sold	729	$6,477	19,401	$167,649
Shares issued on reinvestment	446	3,924	53	465
Shares repurchased	(903)	(8,116)	(10,067)	(87,100)
Net increase	272	$2,285	9,387	$81,014
Class I
Shares sold	1,951,614	$17,334,266	3,319,354	$29,470,744
Shares issued on reinvestment	252,291	2,219,058	92,219	810,471
Shares repurchased	(4,848,254)	(42,872,479)	(51,560,893)	(459,237,071)
Net decrease	(2,644,349)	$(23,319,155)	(48,149,320)	$(428,955,856)
Class IS
Shares sold	2,411,432	$21,449,950	3,231,920	$28,252,005
Shares issued on reinvestment	643,383	5,655,602	146,295	1,283,474
Shares repurchased	(9,539,578)	(85,494,892)	(8,230,946)	(72,254,244)
Net decrease	(6,484,763)	$(58,389,340)	(4,852,731)	$(42,718,765)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Western Asset Total Return Unconstrained Fund 2024 Annual Report

all or some portion of the year ended May 31, 2024. The following transactions were effected in such company for the year ended May 31, 2024.

	Affiliate Value at May 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$13,448,457	$163,741,796	163,741,796	$152,789,576	152,789,576

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,136,972	—	$24,400,677
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended May 31, 2024.
10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended May 31, was as follows:

	2024	2023
Distributions paid from:
Ordinary income	$8,600,048	$2,400,038
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
As of May 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$2,853,902
Deferred capital losses*	(128,730,053)
Other book/tax temporary differences(a)	415,759
Unrealized appreciation (depreciation)(b)	(36,055,649)
Total distributable earnings (loss) — net	$(161,516,041)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are attributable to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on futures, options and foreign currency contracts.

(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales; book/tax differences in the accrual of interest income on securities in default and other book/tax basis adjustments.

Western Asset Total Return Unconstrained Fund 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Western Asset Funds, Inc. and Shareholders of Western Asset Total Return Unconstrained Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Total Return Unconstrained Fund (one of the funds constituting Western Asset Funds, Inc., referred to hereafter as the “Fund”) as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, agent bank and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
July 19, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Western Asset Total Return Unconstrained Fund 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended May 31, 2024:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$7,700,525
Section 163(j) Interest Earned	§163(j)	$17,540,511
Interest Earned from Federal Obligations	Note (1)	$1,039,774
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

Western Asset Total Return Unconstrained Fund

Changes In and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.
Western Asset Total Return Unconstrained Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Directors (the “Executive and Contracts Committee”) considered the Investment Management Agreement between the Corporation and Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML”) with respect to the Fund, (iii) a subadvisory agreement between FTFA and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) with respect to the Fund, and (iv) a subadvisory agreement between FTFA and Western Asset Management Company Ltd in Japan with respect to the Fund (“Western Japan,” and together with Western Singapore, and WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 30, 2024. At an in-person meeting held on May 16, 2024, the Executive and Contracts Committee reported to the full Board of Directors their considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.
The Directors noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Agreements between FTFA and the Non-U.S. Subadvisers.
In arriving at their decision to approve the renewal of the Agreements, the Directors met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Directors; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe.

Western Asset Total Return Unconstrained Fund

It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Directors examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Directors also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the one-, three-, five- and ten-year periods ended December 31, 2023. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional absolute return bond funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-year period ended December 31, 2023 was above the median
Western Asset Total Return Unconstrained Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
and that the Fund’s performance for the 3-, 5-, and 10-year periods ended December 31, 2023 was below the median. The Board noted that the Fund’s performance trailed that of its benchmark index for the 3- and 5-year periods ended December 31, 2023 and exceeded the performance of its benchmark index for the 1- and 10-year periods ended December 31, 2023. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Directors also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Directors also noted that the Fund does not pay any management fees directly to any of the Subadvisers because FTFA pays the Subadvisers for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional absolute return bond funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2025.
The Directors further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Directors noted that Western Asset does not have soft dollar arrangements.
Finally, the Directors considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were below the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Directors weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory

Western Asset Total Return Unconstrained Fund

contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and each Director may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of investment advisory services being provided by the Advisers but would continue to closely monitor the Advisers’ performance; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Western Asset Total Return Unconstrained Fund

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Western Asset
Total Return Unconstrained Fund
Directors
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chairman
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC*
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Ltd
Western Asset Management Company Pte. Ltd.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
*
Formerly known as Legg Mason Partners Fund Advisor, LLC.
Western Asset Total Return Unconstrained Fund
The Fund is a separate investment series of Western Asset Funds, Inc.
Western Asset Total Return Unconstrained Fund
Legg Mason Funds
100 International Drive
Baltimore, MD 21202
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Total Return Unconstrained Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90488-AFSOI 7/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1)	Code of Ethics attached hereto.
Exhibit 99.CODE ETH

(a) (2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 25, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	July 25, 2024